Note 3 Contribution to consolidated group total assets entities by main activities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contribution to Consolidated Group total assets [Line Items]
Assets	€ 662,885	€ 733,797	€ 695,471
Banking and other financial services [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	631,683	703,304	664,100
Insurance and pension fund managing companies [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	29,657	28,667	29,300
Other non-financial services [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	€ 1,545	€ 1,826	€ 2,071